Since Inception [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Putnam Retirement Advantage 2040 Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	17.77%	19.51%	(16.16%)	16.14%	14.08%